Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) - EUR (€)			1 Months Ended	6 Months Ended	12 Months Ended
		Oct. 01, 2021	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening				161,409,576	392,118		337,300		2,436
Number of shares outstanding, Closing				162,669,914	161,409,576		392,118		337,300
Share Capital, Opening				€ 44,480,006	€ 196,059	[1]	€ 168,650		€ 121,800
Share Capital, Closing		€ 44,429,723		44,631,247	44,480,006		196,059	[1]	168,650
Share premium, Opening				322,391,277	28,725,511		17,375,992		6,178,754
Share premium, Closing				€ 329,091,537	€ 322,391,277		€ 28,725,511		€ 17,375,992
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			375,000
31 May 2019 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital and share premium increase, Shares									858
Price Per Share									€ 50
Share capital increase									€ 42,900
Share premium increase									€ 10,522,706
4 September 2019 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital and share premium increase, Shares									55
Price Per Share									€ 50
Share capital increase									€ 2,750
Share premium increase									€ 674,532
28 November 2019 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares									24
Price Per Share									€ 50
Share capital increase									€ 1,200
28 November 2019 One [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital split, Shares									(3,373)
Price Per Share									€ 50
Share capital split									€ (168,650)
28 November 2019 Two [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital split, Shares									337,300
Price Per Share									€ 0.5
Share capital split									€ 168,650
17 March 2020 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital and share premium increase, Shares							54,818
Price Per Share							€ 0.5
Share capital increase							€ 27,409
Share premium increase							€ 11,349,519
16 September 2021 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Convertible bonds conversion, Shares					147,443
Price Per Share					€ 0.5
Convertible bonds conversion					€ 73,722
Convertible bonds conversion, Share premium					€ 87,031,625
1 October 2021 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares					375,000
Price Per Share					€ 0.12
Share capital increase					€ 45,000
1 October 2021 [Member] | Class A And B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Elimination old shares, Shares					(539,561)
Price Per Share					€ 0.5
Elimination old shares					€ (269,781)
Elimination old shares, Share premium					€ (47,692,005)
1 October 2021 [Member] | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares					106,778,437
Price Per Share					€ 0.12
Share capital increase					€ 12,813,413
Share premium increase					€ 7,247,421
1 October 2021 [Member] | Class A Ordinary Shares [Member] | PIPE [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares					11,100,000
Price Per Share					€ 0.12
Share capital increase					€ 1,332,000
Share premium increase					€ 94,527,600
1 October 2021 [Member] | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares	[2]				19,861,318
Price Per Share	[2]				€ 0.12
Share capital increase	[2]				€ 2,383,358
Share premium increase	[2]				€ 151,915,326
1 October 2021 [Member] | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares					23,250,793
Price Per Share					€ 1.2
Share capital increase					€ 27,900,952
23 November 2021 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares					43,028
Price Per Share					€ 0.12
Warrant conversion					€ 5,163
Warrant conversion, Share premium					€ 621,358
21 December 2021 [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares					1,000
Price Per Share					€ 0.12
Warrant conversion					€ 120
Warrant conversion, Share premium					€ 14,441
January 11, 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				156,699
Price Per Share				€ 0.12
Warrant conversion				€ 18,804
Warrant conversion, Share premium				€ 2,205,336
February 1, 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				304,635
Price Per Share				€ 0.12
Warrant conversion				€ 36,556
Warrant conversion, Share premium				€ 4,032,336
March 23, 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				22
Price Per Share				€ 0.12
Warrant conversion				€ 3
Warrant conversion, Share premium				€ 14,015
April 21, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				100
Price Per Share				€ 0.12
Share capital increase				€ 12
Share premium increase				€ 11,597
April 29, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				17,108
Price Per Share				€ 0.12
Share capital increase				€ 2,053
May 13, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				183,832
Price Per Share				€ 0.12
Share capital increase				€ 22,060
May 20, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				113,977
Price Per Share				€ 0.12
Share capital increase				€ 13,677
Share premium increase				€ 233,953
May 27, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				103,789
Price Per Share				€ 0.12
Share capital increase				€ 12,455
June 3, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				167,278
Price Per Share				€ 0.12
Share capital increase				€ 20,073
June 10, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				104,096
Price Per Share				€ 0.12
Share capital increase				€ 12,492
Share premium increase				€ 203,023
June 17, 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				108,802
Price Per Share				€ 0.12
Share capital increase				€ 13,056

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Includes Euros 17,397,322 for transaction costs